Cash and cash equivalents	12 Months Ended
Jan. 03, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	2020		2019

Cash on hand in banks	Ps.	629,146	96,008

Time deposits		20,674	117,689

	Ps.	649,820	213,697

As of January 3, 2021, cash and cash equivalents balance excluded an amount of Ps. 42,915 of restricted cash derived from the guarantee of some forwards which are due between May and Agust 2021, which is presented as a current asset in the consolidated and combined statement of financial position (see Note 9) and under investing activities in the consolidated and combined statements of cash flows. As of December 31, 2019, there was no restricted cash.